Hybrid Bonds (Tables)	12 Months Ended
Dec. 31, 2019
POSCO ENERGY CO., LTD. [member]
Statement [LineItems]
Summary of Hybrid Bonds
(a)	Hybrid bonds classified as equity as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	Date of issue	Date of maturity	Interest rate (%)	2018		2019
Hybrid bond 1-2(*1)	2013-06-13	2043-06-13	4.60	￦	200,000	200,000
Issuance cost					(616)	(616)

				￦	199,384	199,384

(*1)	Details of issuance of hybrid bonds as of December 31, 2019 are as follows:

Hybrid bond 1-2
Maturity date	30 years (POSCO has a right to extend the maturity date)

Interest rate
Issue date ~
2023-06-12
: 4.60%
Reset every 10 years as follows;
· After 10 years : return on government bond (10 years) + 1.40%
· After 10 years : additionally +0.25% according to
Step-up
clauses
· After 30 years : additionally +0.75%

Interest payments condition	Quarterly (Optional deferral of interest payment is available to POSCO)

Others	POSCO can call the hybrid bond at year 10 and interest payment date afterwards
The hybrid bond holder’s preference in the event of liquidation is senior to the common shareholders, but subordinate to other creditors. The interest accumulated but not paid on the hybrid bonds as of December 31, 2019 amounts to
￦
479 million.

(b)
POSCO ENERGY CO., LTD., a subsidiary of the Company, issued hybrid bonds, which are classified as non-controlling
interests in the consolidated financial statements. Hybrid bonds as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	Date of issue	Date of maturity	Interest rate (%)	2018		2019
Hybrid bond 1-4(*1)	2013-08-29	2043-08-29	5.21		140,000	140,000
Issuance cost					(429)	(429)

				￦	139,571	139,571